CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,901)	$ 10,571	$ (5,234)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,371	2,679	2,454
Loss (gain) from sale of investment	0	(715)	14
Bad debt expense	808	544	409
Deferred income taxes	352	(57)	(120)
Equity loss from investment in affiliates	0	0	226
Stock-based compensation	858	911	513
Changes in assets and liabilities:
Accounts receivable	(961)	(15,682)	(1,229)
Prepaid expenses and other current assets	(705)	2,929	5,316
Deposits with customers	988	2,126	(4,545)
Other assets	(25)	0	550
Accounts payable	332	(2,256)	3,019
Accrued expenses and other current liabilities	277	8,287	3,554
VAT payable	(1,050)	2,802	2,668
Income and other taxes payable	(1,836)	386	16
Operating lease accounts, net	17	(93)	(468)
Other liabilities	(6,997)	(8,043)	(9,254)
Net cash provided by (used in) operating activities	(9,472)	4,389	(2,111)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,948)	(1,551)	(1,746)
Capitalization of software costs	(49)	(86)	(1,355)
Proceeds from sale of property and equipment	0	0	4
Proceeds from sale of investments	0	785	0
Purchase of investments	(20)	0	(45)
Deposits (withdraws) regarding employees severance	(95)	229	454
Net cash used in investing activities	(2,112)	(623)	(2,688)
CASH FLOW FROM FINANCING ACTIVITIES:
Loans received	8,869	2,853	0
Loans repaid	(7,793)	(2,853)	0
Withdraws under factoring agreements	18,244	2,284	1,974
Repayments under factoring agreements	(16,231)	(2,201)	(2,039)
Dividend paid to AU10TIX shareholders	(3,248)	0	0
Withdraws (repayments) of convertible notes payable to a related party	0	110	(87)
Net cash provided by (used in) financing activities	(159)	193	(152)
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS	(1,880)	1,106	(2,539)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, RESTRICTED CASH AND DEPOSITS	(13,623)	5,065	(7,490)
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS BEGINNING OF YEAR	101,027	95,962	103,452
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS END OF YEAR	87,404	101,027	95,962
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Additional Payment For Shares Issued In Previous Years	0	1,214	0
Commitment to purchase shares from certain directors and officers	0	(1,518)	0
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Interest	1,088	1,063	80
Income taxes	$ 5,196	$ 6,009	$ 1,895